Summarized Quarterly Financial Data (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 533,000	$ 612,457	$ 386,559	$ 300,073	$ 106,081	$ 0	$ 0	$ 0	$ 0	$ 1,405,170	$ 0	$ 0
Income (loss) from operations	255,000	234,561	(90,951)	(43,388)	(25,402)	(15,193)	2,345	(5,941)	(3,090)	74,820	(21,879)	(19,161)
Net income (loss)	$ (51,000)	$ 158,298	$ (272,410)	$ (188,907)	$ (71,277)	$ (91,113)	$ 24,388	$ 7,319	$ 65,692	$ (374,296)	$ 6,286	$ (48,652)